SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2022
Accounting Policies [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT USEFUL LIVES
Useful life
Office equipment and furniture	3 to 5 years

SCHEDULE OF INTANGIBLE ASSETS
Useful life
Computer software and applications	5-10 years

Content assets-licensed movies and television series	Over the license period or estimated period of use

SCHEDULE OF CURRENCY EXCHANGE RATE
	September 30, 2022	September 30, 2021	September 30, 2020
Year-end spot rate	US$1=MYR4.6359	US$1=MYR4.1869	US$1=MYR4.1576
Average rate	US$1=MYR4.3041	US$1=MYR4.1243	US$1=MYR4.2163

SCHEDULE OF DISAGGREGATION OF REVENUE
	For the fiscal years ended September 30,
	2022	2021	2020
Revenue from advertising services:
Advertisement design and consultation services	$1,575,800	$384,061	$-
Advertisement display services	5,845,310	2,921,937	153,145
Gross revenue from advertising services	7,421,110	3,305,998	153,145
Less: discount to customers for advertisement displays	(247,060)	(147,478)	-
Sub-total of net revenue from advertising services	7,174,050	3,158,520	153,145
Revenue from cash rebate services	10,562	6,214	718
Revenue from payment solution services-related party	9,575	1,494	-

Total operating revenue	$7,194,187	$3,166,228	$153,863

SCHEDULE OF OPERATING COSTS
	For the fiscal years ended September 30,
	2022	2021	2020

Salary and employee benefit expenses	$429,924	$191,981	$41,988
Professional and consulting service fees	767,229	365,774	5,172
Marketing and promotional expenses	188,338	167,803	159,852
License costs	55,000	50,000	60,000
Website and facility maintenance expenses	292,579	185,757	43,936
Depreciation and amortization	106,267	2,568	1,948
Utility and office expenses	144,735	19,185	3,213
Business travel and entertainment expenses	67,836	6,003	25
Others	191,842	37,268	27,892
Total operating costs	$2,243,750	$1,026,339	$344,026